Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic Earnings (Loss) Per Share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to equity holders of the Company by the weighted average number of common shares outstanding as follows:

For the year ended December 31	2025	2024

Net loss	$(49,858,355)	$(26,948,922)
Weighted average number of common shares outstanding	85,322,944	68,401,442
Basic net loss per common share	$(0.58)	$(0.33)